Redeemable Convertible Preferred Stock and Stockholders' Equity (Details 4) (USD $) In Millions, except Share data, unless otherwise specified			9 Months Ended		12 Months Ended							12 Months Ended				12 Months Ended			12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Estimated	Sep. 30, 2013 Estimated	Dec. 31, 2013 Estimated	Dec. 31, 2013 Series A convertible preferred stock	Nov. 16, 2009 Series A convertible preferred stock	Jun. 30, 2009 Series A convertible preferred stock	Sep. 30, 2008 Series A convertible preferred stock	Jan. 31, 2008 Series A convertible preferred stock	Jan. 07, 2008 Series A convertible preferred stock	Dec. 31, 2013 Series B convertible preferred stock	Dec. 15, 2011 Series B convertible preferred stock	Jul. 08, 2011 Series B convertible preferred stock	Jul. 08, 2010 Series B convertible preferred stock	Dec. 31, 2013 Series B-1 convertible preferred stock	Dec. 15, 2011 Series B-1 convertible preferred stock	Jul. 08, 2011 Series B-1 convertible preferred stock	Dec. 31, 2013 Series C convertible preferred stock	May 03, 2013 Series C convertible preferred stock	Dec. 31, 2013 Preferred and Common Stock	Sep. 30, 2014 Stock options	Sep. 30, 2013 Stock options	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Sep. 30, 2014 Stock options Weighted-average	Sep. 30, 2013 Stock options Weighted-average	Dec. 31, 2013 Stock options Weighted-average	Dec. 31, 2012 Stock options Weighted-average
2008 and 2013 Equity Incentive Plans
Intrinsic value of options exercisable																						$ 6.7		$ 6.1
Per share price of Company's closing stock price (in dollars per share)		$ 1.00					$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.632		$ 6.42		$ 7.00
Weighted average exercise price (in dollars per share)																						$ 1.98		$ 0.90
Unvested options (in shares)																								1,799,483
Intrinsic value of unvested options																								6.4
Intrinsic Value (in dollars per share)																								$ 7.00
Weighted average exercise price (in dollars per share)																								$ 3.45
Per-share weighted-average grant date fair value of options granted (in dollars per share)																						$ 4.50	$ 2.40	$ 2.52	$ 0.56
Weighted-average assumptions:
Risk-free interest rate (as a percent)																											1.82%	1.94%	1.52%	1.92%
Expected term of options																											5 years 10 months 13 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility (as a percent)																											75.90%	80.00%	80.50%	80.00%
Dividend yield (as a percent)																											0.00%	0.00%	0.00%	0.00%
Estimated annual forfeiture rate (as a percent)			7.00%	5.00%	5.00%
Unrecognized compensation expense																						$ 6.7		$ 4.1
Weighted average remaining period for recognition of unrecognized compensation expense																						3 years 1 month 2 days		2 years 7 days
Shares of common stock reserved for issuance
Common stock options outstanding (in shares)	3,552,124	2,795,746																				3,552,124		2,795,746	1,523,156	1,563,895
Common stock options and restricted stock available for future grant (2013 Plan) (in shares)	868,235	83,465																						83,465	171,803	159,523
Preferred stock (in shares)						4,044,340						4,967,732				766,129			5,929,785
Common stock warrants outstanding	30,258											1,225,000									199,996
Total shares of common stock reserved for issuance	4,450,617	18,787,193